Acquisitions and Acquisition-Related Items (Contingent Consideration) (Details) (USD $) In Millions	3 Months Ended	12 Months Ended
	Jan. 28, 2011	Apr. 29, 2011	Apr. 30, 2010
Acquisitions [Abstract]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 81
Business Acquisition, Contingent Consideration Included in Long-term Liabilities		269
Business Acquisition, Contingent Consideration Included in Short-term Liabilities		66
Business Acquisition, Contingent Consideration, at Fair Value [Roll Forward]
Beginning Balance		118
Purchase price contingent consideration		203	118
Change in Fair Value of Contingent Consideration		14
Ending Balance		$ 335	$ 118